PENSION AND EMPLOYEE FUTURE BENEFITS	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
PENSION AND EMPLOYEE FUTURE BENEFITS
PENSION AND EMPLOYEE FUTURE BENEFITS
Brookfield Renewable offers a number of pension plans to its employees, as well as certain health care, dental care, life insurance and other benefits to certain retired employees pursuant to Brookfield Renewable’s policy. The plans are funded by contributions from Brookfield Renewable and from plan members. Pension benefits are based on length of service and final average earnings and some plans are indexed for inflation after retirement. The pension plans relating to employees of Brookfield Renewable have been included in the consolidated financial statements.
The Brookfield Renewable Pension Governance Committee (BRGC) is responsible for the implementation of strategic decisions and monitoring of the administration of Brookfield Renewable’s defined benefit pension plans. Specifically, the BRGC will establish the investment strategies, approve the funding policies as well as assess that Brookfield Renewable has complied with all applicable law, fiduciary, reporting and disclosure requirements.
Actuarial valuations for Brookfield Renewable’s pension plans are required as per governing provincial or federal regulations. For the United States registered plans, actuarial valuations are required annually. For the Canadian registered plans, actuarial valuations are required on a triennial basis if the funding level of the plan is above a certain threshold. Currently, all Canadian plans are on a triennial schedule. In the Colombian business, there are obligations for pension plans and other employee benefits. Actuarial valuations on these obligations are performed annually by qualified, independent actuaries.
The dates of the most recent actuarial valuations for Brookfield Renewable’s pension and non-pension benefit plans range from January 2016 to January 2018. Brookfield Renewable measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year.
The benefit liabilities represent the amount of pension and other employee future benefits that Brookfield Renewable’s employees and retirees have earned at year-end. The benefit obligation under these plans is determined through periodic actuarial reports which were based on the assumptions indicated in the following table.
Actuarial assumptions as at December 31:

	2019		2018		2017
(%)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Discount rate	1.8% - 6.9%	3.2% - 7.2%	2.5% - 7.2%	3.9% - 7.4%	2.4% - 7.3%	3.7% - 7.1%
Rate of price inflation	1.5% - 3.5%	N/A	1.5% - 3.5%	N/A	1.5% - 3.5%	N/A
Rate of compensation increases	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%
Health care trend rate(1)	N/A	4.5% - 6.9%	N/A	5.3% - 6.9%	N/A	5.3% - 6.9%
(1) Assumed immediate trend rate at year-end.
Plan obligations and the annual pension expense are determined on an actuarial basis and are affected by numerous assumptions and estimates including the market value of plan assets, discount rates, rate of compensation increases and other assumptions. The discount rate, rate of price inflation and inflation-linked assumptions and health care cost trend rate are the assumptions that generally have the most significant impact on the benefit obligations.
The discount rate for benefit obligation purposes is determined, as far as possible, by reference to market yields on high quality corporate bonds. In Colombia, such market for bonds does not exist. Accordingly, the discount rate is determined by reference to yields on government bonds. Rate of compensation increases reflect the best estimate of merit increases to be provided, consistent with assumed inflation rates.
A 50 basis point change in the assumptions mentioned before, used for the calculation of the benefit obligations as at December 31, 2019, would result in the following increase (decrease) of the benefit obligations:

(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans
Discount rate
50 basis point increase	$(12)	$(4)
50 basis point decrease	14	5
Rate of price inflation and inflation-linked assumptions
50 basis point increase	5	N/A
50 basis point decrease	(4)	N/A
Health care cost trend rate
50 basis point increase	N/A	4
50 basis point decrease	N/A	(3)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.
The pension expense recognized in the consolidated statements of income and consolidated statements of comprehensive income for the year ended December 31:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Current service costs	$3	$1	$3	$2	$3	$1
Past service costs (recovery)	—	—	—	—	(1)	—
Interest expense	2	3	2	3	2	3
Administrative expenses	1	—	1	—	1	—
Recognized in consolidated statement of income	6	4	6	5	5	4
Remeasurement of the net defined benefit liability:
Return on plan assets	(15)	—	5	—	(8)	—
Actuarial changes arising from changes in demographic assumptions	1	—	(1)	—	1	(2)
Actuarial changes arising from changes in financial assumptions	25	3	(9)	(4)	7	3
Experience adjustments	—	—	1	(1)	—	1
Recognized in consolidated statement of comprehensive income	11	3	(4)	(5)	—	2
Total	$17	$7	$2	$—	$5	$6

The amounts included in the consolidated statements of financial position arising from Brookfield Renewable’s obligations in respect of its defined benefit plans are as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Present value of defined benefit obligation	$188	$58	$157	$53	$172	$57
Fair value of plan assets	(143)	(4)	(126)	(4)	(135)	(5)
Net liability	$45	$54	$31	$49	$37	$52

Defined benefit obligations
The movement of the defined benefit obligation for the year ended December 31 is as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, beginning of year	$157	$53	$172	$57	$158	$53
Current service cost	3	1	3	2	3	1
Past service (recovery) cost	—	—	—	—	(1)	—
Interest expense	7	3	7	3	7	3
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions	1	—	(1)	—	1	(2)
Actuarial changes arising from changes in financial assumptions	25	3	(9)	(4)	7	3
Experience adjustments	—	—	1	(1)	—	1
Benefits paid	(8)	(2)	(9)	(2)	(7)	(2)
Exchange differences	3	—	(7)	(2)	4	—
Balance, end of year	$188	$58	$157	$53	$172	$57

Expected employer’s contributions to the defined benefit plans for the year ended December 31, 2020 are $12 million.
Fair value of plan assets
The movement in the fair value of plan assets for the year ended December 31 is as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, beginning of year	$126	$4	$135	$5	$119	$5
Interest income	5	—	5	—	5	—
Return on plan assets	15	—	(5)	(1)	8	—
Employer contributions	2	2	5	2	5	2
Business combination	—	—	—	—	—	—
Benefits paid	(8)	(2)	(9)	(2)	(7)	(2)
Exchange differences	3	—	(5)	—	5	—
Balance, end of year	$143	$4	$126	$4	$135	$5

The composition of plan assets as at December 31 are as follows:

(%)	2019	2018
Asset category:
Cash and cash equivalents	2	2
Equity securities	52	47
Debt securities	46	51
	100	100